INVESTMENT IN UNCONSOLIDATED AFFILIATES - Summary of changes in the ModCloth investment Level 3 fair value measurement (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in and Advances to Affiliates [Line Items]
Opening Balance	$ 13,570
Closing Balance	11,675	$ 13,570
Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Opening Balance	13,570
Closing Balance	11,674	13,570
Fair Value, Inputs, Level 3 [Member] | Nogin Inc [Member]
Investments in and Advances to Affiliates [Line Items]
Opening Balance	6,437	0	$ 0
Contribution		1,500	0
Change in fair value		4,937	0
Closing Balance		6,437	$ 0
Fair Value, Inputs, Level 3 [Member] | Mod Cloth [Member]
Investments in and Advances to Affiliates [Line Items]
Opening Balance	6,437
Change in fair value	(1,940)
Closing Balance	4,497	6,437
Fair Value, Inputs, Level 3 [Member] | IPCO Holdings LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Opening Balance	7,133
Change in fair value	45
Closing Balance	$ 7,178	$ 7,133